UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Balestra Capital Ltd.
Address: 58 West 40th Street
         12th Floor
         New York, NY  10018

13F File Number:  028-13493

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Marra, CFA, CPA
Title:     Chief Financial Officer
Phone:     212-768-9000

Signature, Place, and Date of Signing:

 /s/ Andrew Marra     New York, NY     April 26, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $474,375 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    19003   906628 SH       SOLE                   906628        0        0
AMERICAN CAP MTG INVT CORP     COM              02504A104    21765   842281 SH       SOLE                   842281        0        0
ANWORTH MORTGAGE ASSET CP      COM              037347101     4435   700677 SH       SOLE                   700677        0        0
APOLLO INVT CORP               COM              03761U106     6143   734788 SH       SOLE                   734788        0        0
AT&T INC                       COM              00206R102    33234   905813 SH       SOLE                   905813        0        0
CENTURYLINK INC                COM              156700106    30024   854652 SH       SOLE                   854652        0        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104    13930   296447 SH       SOLE                   296447        0        0
CHEVRON CORP NEW               COM              166764100      202     1700 SH       SOLE                     1700        0        0
CYS INVTS INC                  COM              12673A108    26688  2273268 SH       SOLE                  2273268        0        0
GENERAL DYNAMICS CORP          COM              369550108    30402   431171 SH       SOLE                   431171        0        0
GOOGLE INC                     CL A             38259P508    29464    37100 SH       SOLE                    37100        0        0
ISHARES TR                     HIGH YLD CORP    464288513      360   360000 SH  PUT  SOLE                   360000        0        0
MFA FINANCIAL INC              COM              55272X102    16804  1802951 SH       SOLE                  1802951        0        0
MICROSOFT CORP                 COM              594918104    30843  1078220 SH       SOLE                  1078220        0        0
NEWCASTLE INVT CORP            COM              65105M108     7183   643058 SH       SOLE                   643058        0        0
NORTHROP GRUMMAN CORP          COM              666807102    29954   427000 SH       SOLE                   427000        0        0
PHILIP MORRIS INTL INC         COM              718172109    26429   285074 SH       SOLE                   285074        0        0
RAYTHEON CO                    COM NEW          755111507    30865   525000 SH       SOLE                   525000        0        0
SAP AG                         SPON ADR         803054204    30678   380907 SH       SOLE                   380907        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    16276   105368 SH       SOLE                   105368        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     4780    20000 SH  PUT  SOLE                    20000        0        0
TIME WARNER CABLE INC          COM              88732J207    33929   353209 SH       SOLE                   353209        0        0
WESTERN UN CO                  COM              959802109    30984  2060133 SH       SOLE                  2060133        0        0